Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Details) $ / shares in Units, $ in Millions	6 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Numerator
Net loss attributable to Alight, Inc. - basic and diluted | $	$ (35)
Denominator
Weighted average shares outstanding - basic and diluted | shares	439,800,624
Basic and diluted net loss per share | $ / shares	$ (0.08)